Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:

Outstanding as of December 31, 2019	3,555,804	0.652	5.024	109,779

Granted	932,835	1.199
Forfeited	(494,450)	1.042
Exercised	(226,155)	0.132

Outstanding as of December 31, 2020	3,768,034	0.767	4.626	119,146

Granted	1,966,916	7.250
Forfeited	(117,863)	0.972
Exercised	(155,750)	0.602

Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971

Granted	1,630,142	6.833
Forfeited	(468,814)	5.557
Exercised	(570,451)	0.482

Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Exercisable as of December 31, 2022	3,322,177	2.073	3.586	7,039,511

Options available for future grants	1,423,623

Schedule of RSUs activity
Numbers of RSUs
RSUs:

Outstanding as of January 1, 2021	-

Granted	1,968,974
Forfeited	-
Vested	-

Outstanding as of December 31, 2021	1,968,974

Granted	1,619,898
Forfeited	(417,025)
Vested	(573,583)

Outstanding as of December 31, 2022	2,598,084

Schedule of compensation to employees
	Year ended December 31
	2022	2021	2020

Expected term, in years	4.41-6.11	4.61-6.11	4.61
Expected volatility	47%-48%	42%-46%	42.02%-42.64%
Risk-free interest rate	1.74%-3.96%	0.49%-1.28%	0.24%-1.42%
Expected dividend yield	0%	0%	0%

Schedule of share based compensation expense
	Year ended December 31
	2022	2021	2020

Research and development	$5,726	$1,518	$320
Sales and marketing	1,403	217	65
General and administrative	1,537	419	46
Cost of revenues	127	57	8

Total stock-based compensation expense	$8,793	$2,211	$439